iShares
®
India 50 ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.4%
Bharat Electronics Ltd. ..................... 1,724,997 $ 7,518,127
a
Automobiles  — 6.7%
Bajaj Auto Ltd. ........................... 53,206 5,472,659
Eicher Motors Ltd. ........................ 66,088 4,948,899
Mahindra & Mahindra Ltd. ................... 429,684 13,975,378
Maruti Suzuki India Ltd. .................... 62,983 9,416,281
Tata Motors Passenger Vehicles Ltd. ............ 1,006,652 3,754,750
37,567,967
a
Banks  — 30.1%
Axis Bank Ltd. ........................... 1,377,210 19,600,663
HDFC Bank Ltd. ......................... 7,346,034 61,996,537
ICICI Bank Ltd. .......................... 3,431,562 50,091,301
Kotak Mahindra Bank Ltd. ................... 3,557,117 14,756,503
State Bank of India ........................ 1,993,848 21,661,487
168,106,491
a
Chemicals  — 1.1%
Asian Paints Ltd. ......................... 216,848 6,042,059
a
Construction & Engineering  — 4.4%
Larsen & Toubro Ltd. ...................... 563,568 24,710,887
a
Construction Materials  — 2.3%
Grasim Industries Ltd. ...................... 182,893 5,995,532
UltraTech Cement Ltd. ..................... 57,077 6,795,337
12,790,869
a
Consumer Finance  — 3.8%
Bajaj Finance Ltd. ........................ 1,291,152 13,732,147
Shriram Finance Ltd. ...................... 672,698 7,422,083
21,154,230
a
Electric Utilities  — 1.2%
Power Grid Corp. of India Ltd. ................ 2,175,622 6,580,531
a
Financial Services  — 1.7%
Bajaj Finserv Ltd. ......................... 279,508 5,263,033
Jio Financial Services Ltd. ................... 1,588,781 3,976,842
9,239,875
a
Food Products  — 1.6%
Nestle India Ltd. ......................... 344,381 5,113,136
Tata Consumer Products Ltd. ................. 312,803 3,559,979
8,673,115
a
Health Care Providers & Services  — 1.6%
Apollo Hospitals Enterprise Ltd. ............... 49,295 4,524,690
Max Healthcare Institute Ltd. ................. 356,709 4,259,927
8,784,617
a
Hotels, Restaurants & Leisure  — 1.7%
Eternal Ltd.
(a)
............................ 3,475,859 9,741,967
a
Independent Power and Renewable Electricity Producers  — 1.5%
NTPC Ltd. ............................. 2,282,086 8,603,829
a
Insurance  — 1.3%
HDFC Life Insurance Co. Ltd.
(b)
............... 515,391 3,139,763
SBI Life Insurance Co. Ltd.
(b)
................. 217,311 4,056,134
7,195,897
a
Security Shares Value
a
IT Services  — 7.4%
HCL Technologies Ltd. ..................... 506,983 $ 5,758,561
Infosys Ltd. ............................. 1,687,197 17,887,630
Tata Consultancy Services Ltd. ............... 490,159 10,535,219
Tech Mahindra Ltd. ....................... 305,029 4,540,208
Wipro Ltd. .............................. 1,452,087 2,621,546
41,343,164
a
Metals & Mining  — 3.7%
Hindalco Industries Ltd. .................... 696,979 7,079,174
JSW Steel Ltd. .......................... 450,737 5,846,184
Tata Steel Ltd. ........................... 3,981,393 7,924,125
20,849,483
a
Oil, Gas & Consumable Fuels  — 9.8%
Coal India Ltd. ........................... 1,150,393 5,343,445
Oil & Natural Gas Corp. Ltd. ................. 1,864,360 4,622,867
Reliance Industries Ltd. .................... 3,249,935 44,519,600
54,485,912
a
Passenger Airlines  — 1.1%
InterGlobe Aviation Ltd.
(b)
................... 109,152 6,201,006
a
Personal Care Products  — 1.7%
Hindustan Unilever Ltd. ..................... 427,158 9,566,152
a
Pharmaceuticals  — 3.3%
Cipla Ltd. .............................. 269,971 4,184,393
Dr Reddy's Laboratories Ltd. ................. 292,717 4,217,471
Sun Pharmaceutical Industries Ltd. ............. 510,043 10,041,327
18,443,191
a
Specialty Retail  — 1.0%
Trent Ltd. .............................. 159,817 5,551,236
a
Textiles, Apparel & Luxury Goods  — 1.7%
Titan Co. Ltd. ........................... 198,710 9,255,174
a
Tobacco  — 2.5%
ITC Ltd. ............................... 4,641,112 14,076,061
a
Trading Companies & Distributors  — 0.8%
Adani Enterprises Ltd. ..................... 138,792 4,460,313
a
Transportation Infrastructure  — 1.2%
Adani Ports & Special Economic Zone Ltd. ........ 354,377 6,788,418
a
Wireless Telecommunication Services  — 5.1%
Bharti Airtel Ltd. .......................... 1,465,528 28,708,577
a
a
Total Long-Term Investments — 99.7%
(Cost: $467,652,910) ................................ 556,439,148
a
Short-Term Securities
Money Market Funds  —  3.6%
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.62%
(c)(d)
............................ 19,946,184 19,946,184
a
Total Short-Term Securities — 3.6%
(Cost: $19,946,184) ................................. 19,946,184
Total Investments — 103.3%
(Cost: $487,599,094) ................................ 576,385,332
Liabilities in Excess of Other Assets — (3.3)% ............... (18,392,214)
Net Assets — 100.0% ................................. $ 557,993,118

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
India 50 ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 19,655,879  $ 290,305
(a)
$ —  $ —  $ —  $ 19,946,184  19,946,184  $ 192,292  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC Nifty 50 Index ................................................................... 23 07/28/26 $ 1,106 $ (4,595)

iShares
®
India 50 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 556,439,148  $ —  $ 556,439,148
Short-Term Securities
Money Market Funds ...................................... 19,946,184  —  —  19,946,184
$ 19,946,184  $ 556,439,148  $ —  $ 576,385,332
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (4,595) $ —  $ —  $ (4,595)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)